Note Payable PPP (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Future Note Payable Loan Maturities	Future note payable loan maturities are as follows: For the years ended September 30:
2021	$256,400
2022	326,400

$582,800